Cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reconciliation of Net Income (Loss) to Net Cash Flow Generated from Operating Activities and Other Non-cash Transactions
(a)	Reconciliation of net income (loss) to net cash flow generated from operating activities before interest and tax

	Year Ended December 31,
	2020	2019
Income (loss) for the year	$494,642	$(476,918)

Adjustments for:
Depreciation and amortization	181,260	192,052
Impairment charges	—	596,906
Finance items:
Interest income	(17,349)	(106,335)
Interest and accretion expense	5,510	10,021
Unrealized foreign exchange gains	(4,297)	(131)
Inventory reversals	(2,703)	(2,161)
Write off of property, plant and equipment	282	2,293
Income and other taxes	(306,396)	157,133
Other items	2,403	87

Net change in non-cash operating working capital items:
(Increase) decrease in:
Inventories	(26,534)	31,093
Trade, other receivables and prepaid expenses	(43,456)	(938)
(Decrease) increase in:
Trade and other payables	12,414	(14,106)
Deferred revenue	75,393	(47,266)
Cash generated from operating activities before interest and tax	$371,169	$341,730

(b)	Supplementary information regarding other non-cash transactions
The
non-cash
investing and financing activities relating to operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31
	2020	2019
Investing activities
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$(79,879)	$14,324